Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Included in voyage expenses
Charter hire commissions (a)	$ 855	$ 772
Included in general and administrative expenses - related party
Executive services fee (d)	298	304
Administrative services fee (e)	60	60
Management fees-related party
Management fees (a)	$ 3,358	$ 3,242